Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

December 29, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Ms. Anu Dubey

Re:	A&Q Long/Short Strategies Fund LLC (811-21195)

Registration Statement on Form N-14 8C

Ladies and Gentlemen:

On behalf of A&Q Long/Short Strategies Fund LLC (the "Registrant" or the "Acquiring Fund"), transmitted herewith is the Registrant's registration statement on Form N-14 8C (the "Registration Statement"). The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy Statement"), seeking the approval of shareholders of A&Q Masters Fund (the "Fund") of the merger of the Fund with and into the Registrant, pursuant to an Agreement and Plan of Merger (the "Reorganization"). If the Reorganization is approved by the Fund's shareholders, the Fund's assets and liabilities will be combined with the assets and liabilities of the Acquiring Fund, with each shareholder of the Fund receiving a capital account as respects the Acquiring Fund with an opening balance equal to the net asset value of the shareholder's shares of beneficial interest of the Fund as of the Closing Date (defined below). The Reorganization is expected to constitute a taxable transaction for U.S. federal income tax purposes.

Each of the Acquiring Fund and the Fund is a closed-end, non-diversified management investment company commonly referred to as a "fund of funds," and is advised by UBS Hedge Fund Solutions LLC (the "Adviser" or "UBS HFS").

The Fund intends to mail the Prospectus/Proxy Statement on or about February 12, 2021 to the Fund's shareholders of record as of the close of business on February 2, 2021. A Special Meeting of Shareholders of the Fund is scheduled be held virtually on Friday, March 26, 2021, during which the Fund's shareholders will vote on the Reorganization. If the Reorganization is approved, it is currently expected to be consummated after the close of business on March 31, 2021 (the "Closing Date").

The Acquiring Fund has been determined to be the accounting survivor of the Reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994). These factors include those noted below:

•	Investment Adviser. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund and the Fund have the same investment adviser. The Adviser will continue to serve as the investment adviser to the combined fund. Bruce Amlicke serves as the portfolio manager of the Acquiring Fund, and will continue in such role on behalf of the combined fund after the Reorganization.

Securities and Exchange Commission

December 29, 2020

•	Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund and the Fund have identical investment objectives—that is, each seeks capital appreciation over the long term—and substantially identical investment strategies. Additionally, the investment practices (and the related risks) of the Acquiring Fund and the Fund are substantially identical, and the investment policies of the Acquiring Fund and the Fund are similar. Each of the Fund and the Acquiring Fund is commonly referred to as a "fund of funds," and seeks to achieve its investment objective through the allocation of assets among a select group of alternative asset managers (the "Investment Managers") and the funds they operate. Investment Managers generally conduct their investment programs through unregistered investment vehicles, such as hedge funds, that have investors other than the Fund and the Acquiring Fund, and in other registered investment companies (collectively, "Investment Funds"). The Fund currently seeks to maintain a portfolio of Investment Funds that primarily employ long/short equity strategies, including those involving foreign issuers. The Fund also may invest in Investment Funds that employ other strategies, which may include relative value, merger arbitrage/event-driven, global macro, distressed investing and emerging market strategies. Similarly, the Acquiring Fund currently invests its assets principally in a portfolio of Investment Funds that primarily employ long/short equity strategies. Such Investment Funds may invest in the securities of foreign issuers, including those in emerging markets. The Acquiring Fund also invests in Investment Funds that employ other strategies, which may include relative value, merger arbitrage/event-driven, macro, distressed investing and emerging market strategies. The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.

•	Expense Structure and Expense Ratios. As described in greater detail in the Prospectus/Proxy Statement, if the Reorganization is approved and consummated, the Acquiring Fund will have a lower asset-based fee structure than the Fund. The Fund pays UBS HFS an advisory fee, computed and payable monthly, at an annual rate of 1.25% of the Fund's adjusted net assets determined as of the last day of each month. The Fund also pays the Adviser an incentive fee, on a quarterly basis, at an annual rate of 5% of the Fund's net profits, if any. Currently, the Acquiring Fund pays UBS HFS fees, computed and payable monthly, at the aggregate annual rate of 1.75% of the Acquiring Fund's net assets for the month (comprised of a 1.45% management fee and 0.30% administrator fee), excluding assets attributable to UBS HFS's capital account. However, the Adviser has proposed, and the Acquiring Fund's Board of Directors has approved, a permanent reduction to the Acquiring Fund's management fee from an annual rate of 1.45% to an annual rate of 0.95% of the value of the Acquiring Fund's net assets for the month. This fee reduction is contingent upon, and will not become effective until, consummation of the Reorganization. Unlike the Fund, the Acquiring Fund does not pay the Adviser an incentive fee.

Securities and Exchange Commission

December 29, 2020

The Adviser has entered into an "Expense Limitation and Reimbursement Agreement" with the Fund whereby the Adviser has agreed to limit in perpetuity the amount of "Specified Expenses" (as described in the Prospectus/Proxy Statement) borne by the Fund to an amount not to exceed 1.62% per annum of the Fund's net assets (computed and applied on a monthly basis).  The Adviser has not entered into a similar "Expense Limitation and Reimbursement Agreement" with the Acquiring Fund, and does not currently intend to do so.

After the consummation of the Reorganization, it is expected that the Acquiring Fund will have a similar direct annual expense ratio to that of the Fund. As of the end of their most recent respective semi-annual periods, the Acquiring Fund had a higher direct annual expense ratio (2.99%) than the Fund (1.95% (gross of amounts waived by UBS HFS pursuant to the Expense Limitation and Reimbursement Agreement, as described above) and 1.83% (net of amounts waived by UBS HFS)). The Fund's direct annual expense ratio is expected to increase as of the close of business on December 31, 2020 to 2.05% as a result of (i) its smaller asset base following the consummation of its fourth calendar quarter tender offer and (ii) the incentive fee earned by the Adviser in 2020. Following consummation of the Reorganization, it is expected that the Acquiring Fund's direct annual expense ratio will decrease to 2.06% as a result of (i) its larger asset base and (ii) the reduction of the management fee payable by the Acquiring Fund to UBS HFS. The Acquiring Fund's expense structure will be the expense structure of the combined fund after the Reorganization.

•	Asset Size. The funds have differing asset sizes, with the Acquiring Fund having more assets than the Fund. Following the consummation of their respective fourth calendar quarter tender offers, the Acquiring Fund and the Fund are estimated to have net assets of approximately $98 million and $55 million, respectively.

•	Portfolio Composition. As both the Fund and the Acquiring Fund are "funds of funds" with identical investment objectives and substantially identical investment strategies, their portfolio holdings can be expected to be similar. The portfolio composition of the combined fund after the Reorganization, however, will be based on the Acquiring Fund's investment objective, policies and restrictions. In connection with the Reorganization, the Adviser expects that some portion of the Fund's underlying investments will be redeemed prior to the consummation of the Reorganization. All such investments will be redeemed from Investment Managers in accordance with the Fund's redemption rights. The Fund is not expected to bear any costs or expenses in connection with the redemptions of such holdings.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies, practices and limitations and expense structure will be used in managing the combined fund. The Adviser and the Acquiring Fund's portfolio manager will continue in his role for the combined fund after the Reorganization. Finally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, practices and limitations.

Securities and Exchange Commission

December 29, 2020

We propose to file a pre-effective amendment to the Registration Statement in late January 2021 or as early in February 2021 as practicable, following receipt of your comments, if any, to the accompanying filing in order to complete any omitted data, file all remaining exhibits (including a consent of the Registrant's independent registered public accounting firm) and seek effectiveness as soon as practicable thereafter.

Should you have any questions or comments, please feel free to contact me at 212.969.3359 (bgreen@proskauer.com) or Max Vogel of this office at 212.969.3376 (mvogel@proskauer.com).

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:	Max Vogel